Details of PCD of EHDFC (Detail) - Jul. 01, 2023 - eHDFC [Member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	₨ 116,646.3	$ 1,399.6
Allowance for credit losses on PCD loans at acquisition	39,415.2	472.9
Fair value of receivables at acquisition	77,200.4	926.3
Non-credit discount/(premium) on PCD loans at acquisition	30.7	$ 0.4
Wholesale
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	72,684.7
Allowance for credit losses on PCD loans at acquisition	36,487.3
Fair value of receivables at acquisition	36,197.4
Non-credit discount/(premium) on PCD loans at acquisition	0.0
Retail
Disclosure Of Financing Receivable Purchased With Credit Deterioration [Line Items]
Par value of PCD loans at acquisition	43,961.6
Allowance for credit losses on PCD loans at acquisition	2,927.9
Fair value of receivables at acquisition	41,003.0
Non-credit discount/(premium) on PCD loans at acquisition	₨ 30.7